Annual Fund Operating Expenses - Class D Shares - Janus Henderson Global Technology and Innovation Fund - Class D	Jan. 28, 2021
Operating Expenses:
Management Fees	0.64%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.81%